Vista Outdoor Inc. - 10-K Stockholders' Equity (Stock Option Activity) (Details) - Stock options - Vista Outdoor Inc. - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Shares
Outstanding at beginning of period (in shares)	45,270
Forfeited/expired (in shares)	(11,056)
Exercise of stock options (in shares)	(10,915)	(321,260)	(28,921)
Outstanding at end of period (in shares)	23,299	45,270
Weighted average exercise price
Outstanding at beginning of period (in dollars per share)	$ 17.86
Forfeited/expired (in dollars per share)	35.86
Exercised (in dollars per share)	14.92
Outstanding at end of period (in dollars per share)	$ 10.71	$ 17.86
Weighted average remaining contractual life (in years)
Options outstanding	4 years 8 months 12 days	4 years 1 month 6 days
Aggregate Intrinsic Value
Options outstanding	$ 514	$ 536